Long-Term Debt (Summary of Changes in Liabilities Arising From Financing Activities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	$ 10,846	$ 11,360
Adoption of IFRS 16 (Note 13)	1,162	1,108
Cash flows	663	(1,109)
Additions and other adjustments to ROU assets	334	408
Foreign currency translation and other non-cash changes	85	45
Loss on early extinguishment of debt	0	142
Ending Balance	11,928	10,846
Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	1,560	159
Cash flows	529	1,344
Additions and other adjustments to ROU assets	0	0
Foreign currency translation and other non-cash changes	53	57
Ending Balance	2,142	1,560
Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	8,066	10,061
Cash flows	475	(2,133)
Additions and other adjustments to ROU assets	0	0
Foreign currency translation and other non-cash changes	41	(4)
Ending Balance	8,582	8,066
Lease Liabilities Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	1,220	1,140
Cash flows	(341)	(320)
Additions and other adjustments to ROU assets	334	408
Foreign currency translation and other non-cash changes	(9)	(8)
Ending Balance	$ 1,204	$ 1,220